CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	¥ (4,285,393)	¥ (1,266,118)	¥ (1,191,213)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt issuance and commitment cost and debt discount	152,286	154,916	200,069
Depreciation and amortization	3,519,745	3,189,074	2,616,898
Operating lease cost relating to prepaid land use rights	108,254	101,848	40,422
Net gain on disposal of property and equipment	(12,051)	(15,025)	(1,763)
Share-based compensation expenses	336,616	290,815	391,275
Impairment losses of long-lived assets	3,013,416	12,759	0
Gain from purchase price adjustment		(205,000)	(7,010)
Loss (gain) from equity method investment	(110)	9,934	968
Gains on disposal of equity investments and subsidiaries	(5,010)
Allowance for credit losses	18,294	9,930	10,070
Deferred tax benefit	(295,931)	(99,153)	(48,463)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(156,326)	(678,834)	(37,992)
VAT recoverable	(388,734)	1,182,515	(631,562)
Prepaid expenses	94,431	18,284	(35,192)
Other current assets	(3,815)	3,859	(55,452)
Other non-current assets	3,652	2,981	(53,702)
Accounts payable	17,976	189,714	35,496
Accrued expenses and other payables	(70,384)	(123,513)	(121,828)
Deferred revenue	1,751	49,557	24,470
Other long-term liabilities	8,785	2,374	15,190
Operating leases	7,805	27,150	50,682
Net cash provided by operating activities	2,065,257	2,858,067	1,201,363
Cash flows from investing activities:
Payments for purchase of property and equipment and land use rights	(6,021,834)	(7,847,305)	(9,700,536)
Cash acquired from the business combinations			57,236
Cash paid for the business combinations		(1,196,758)	(3,451,941)
Cash paid for the asset acquisitions	(231,850)	(2,287,199)	(179,770)
Cash paid for equity investments	(3,000)	(3,400)	(3,000)
Receipts from disposal of equity investments and subsidiaries	23,630
Deposits and prepayments for potential acquisitions	(133,805)	(20,000)	(503,332)
Refund of deposits for potential acquisitions	22,107	39,000	67,528
Receipts from collection of loans acquired in acquisitions			20,866
Payments for purchase of debt securities		(2,840)
Proceeds from sale of property and equipment	18,565	43,618	1,411
Net cash used in investing activities	(6,326,187)	(11,274,884)	(13,691,538)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,395,388	4,876,691	3,775,353
Proceeds from long-term borrowings	9,192,971	7,012,465	12,409,833
Repayment of short-term borrowings	(2,336,360)	(8,237,650)	(902,659)
Repayment of long-term borrowings	(5,822,189)	(1,347,740)	(5,177,495)
Payment of issuance cost and commitment cost of debts	(287,872)	(109,419)	(150,008)
Proceeds from exercise of stock options			2,082
Proceeds from issuance of convertible bonds	3,926,667	3,917,036
Repayment of convertible bonds	(2,128,311)
Payment of redeemable preferred shares dividends	(53,923)	(51,578)	(49,221)
Capital contribution from non-controlling shareholders	44,185		225,948
Proceeds from sales of non-controlling interests of subsidiaries while retaining control		69,828
Payment under finance leases and other financing obligations	(986,888)	(1,138,542)	(265,481)
Proceeds from other financing arrangements	220,000	845,319	50,312
Payment for purchase of property and equipment through vendor financing		(105,916)	(808,200)
Payment of contingent consideration for the acquisition of subsidiaries	(21,174)	(280,375)	(926,196)
Payment for acquisition of non-controlling interests		(593,801)	(65,113)
Net cash provided by financing activities	3,142,494	4,856,318	8,119,155
Effect of exchange rate changes on cash and restricted cash	154,302	416,198	(95,542)
Net decrease in cash and restricted cash	(964,134)	(3,144,301)	(4,466,562)
Cash and restricted cash at beginning of year	8,882,066	12,026,367	16,492,929
Cash and restricted cash at end of year	7,917,932	8,882,066	12,026,367
Supplemental disclosures of cash flow information
Interest paid	2,061,889	1,803,013	1,538,974
Income tax paid	302,717	343,349	252,071
Supplemental disclosures of non-cash investing and financing activities
Non-cash effect of acquisitions of subsidiaries	100,000	7,644	2,044,575
Settlement of liability-classified restricted share award	¥ 12,914	13,719	¥ 11,147
Other receivable contributed by non-controlling shareholders as capital contributions		¥ 10,362